Financial instruments and risk management (Tables)	6 Months Ended
Feb. 28, 2022
Schedule of gross trade accounts receivable and allowance for doubtful accounts

The below table reflects the aging of the Company’s aging by invoice date of gross trade accounts receivable and allowance for doubtful accounts as of February 28, 2022:

	Current	0 - 30	31 - 60	61 - 90	91+	Total

Trade accounts receivable	5,785,697	1,062,098	210,396	289,583	2,098,254	9,446,028
Allowance for doubtful accounts	500	500	1,500	1,500	1,080,305	1,084,305
% Allowance		0%	1%	1%	51%	11%

Schedule of funding available from operations and other sources

The Company’s policy is to seek to ensure adequate funding is available from operations and other sources, including debt and equity capital markets, as required.

	< 1 year	1-2 years	2-5 years
	$	$	$

Accounts payable	12,649,445	-	-
Accrued liabilities	5,815,949	-	-
Players liability account	326,932	-	-
Lease obligation	155,543	285,742	-
Promissory notes payable	783,823	-	-
Convertible debt	2,584,800	5,365,089	-

Schedule of fair value measurement

Fair value hierarchy levels 1 to 3 are based on the degree to which the fair value is observable.

Carrying value at February 28, 2022	FVTPL - mandatorily measured	Amortized cost
	$	$

Financial assets:
Cash	-	5,348,900
Restricted cash	-	326,932
Accounts and other receivables	-	8,411,835
Government remittances	-	802,311
Publisher advance	-	3,007,892
Investment at FVTPL	2,629,851	-
	2,629,851	17,897,870

Carrying value at February 28, 2022	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
	$	$	$
Financial liabilities:
Accounts payable	-	-	12,649,445
Accrued liabilities	-	-	5,815,949
Players liability account	-	-	326,932
Arbitration reserve	-	2,519,722	-
Long-term debt	-	-	-
Promissory notes payable	-	-	783,823
Warrant liability	859,187	-	-
Convertible debt	-	7,949,889	-
	859,187	10,469,611	19,576,149

Carrying value at August 31, 2021	FVTPL - mandatorily measured	Amortized cost
	$	$
Financial assets:
Cash	-	15,305,996
Restricted cash	-	331,528
Accounts and other receivables	-	8,646,807
Government remittances	-	1,070,216
Publisher advance	-	4,534,218
Investment at FVTPL	2,629,851	-
	2,629,851	29,888,765

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

Carrying value at August 31, 2021	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
	$	$	$
Financial liabilities:
Accounts payable	-	-	10,403,665
Accrued liabilities	-	-	5,722,470
Players liability account	-	-	331,528
Arbitration reserve	-	6,468,330	-
Long-term debt	-	-	96,664
Promissory notes payable	-	-	821,948
Warrant liability	4,868,703	-	-
Convertible debt	-	9,951,496	-
	4,868,703	16,419,826	17,376,275

Schedule of hierarchy levels of fair value

A summary of instruments, with their classification in the fair value hierarchy is as follows:

	Level 1	Level 2	Level 3	Fair value as of February 28, 2022
	$	$	$	$

Arbitration reserve	2,519,722	-	-	2,519,722
Warrant liability	-	859,187	-	859,187
Convertible debt	-	-	7,949,889	7,949,889
Investment at FVTPL	-		2,629,851	2,629,851

	Level 2	Level 3	Fair value as of August 31, 2021
	$	$	$

Arbitration reserve	-	-	6,468,330
Warrant liability	4,868,703	-	4,868,703
Convertible debt	-	9,951,496	9,951,496
Investment at FVTPL		2,629,851	2,629,851